Total
Columbia Variable Portfolio - Select Large Cap Value Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Variable Portfolio - Select Large Cap Value Fund	Class 1	Class 2	Class 3
Management fees	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	none	0.25%	0.13%
Other expenses	0.02%	0.02%	0.02%
Total annual Fund operating expenses	0.71%	0.96%	0.84%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example - Columbia Variable Portfolio - Select Large Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	73	227	395	883
Class 2	98	306	531	1,178
Class 3	86	268	466	1,037

Expense Example, No Redemption - Columbia Variable Portfolio - Select Large Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	73	227	395	883
Class 2	98	306	531	1,178
Class 3	86	268	466	1,037

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 1000
®
Value Index (the Index) at the time of purchase
(between $474.4 million and $677.6 billion as of March 31, 2021). The market capitalization range and composition of companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.
The Fund invests substantially in securities of U.S. issuers. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector.
The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities, consistent with its value investment approach.
Generally, the Fund anticipates holding between 30 and 40 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

Principal Risks
An investment in the Fund involves risks, including
Large-Cap Stock Risk
,
Market Risk, Value Securities Risk
, and
Focused Portfolio Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.
There is no assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Active Management Risk.
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Focused Portfolio Risk.
Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■
Large-Cap Stock Risk.
Investments in  larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the financial services sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
■
Financial Services Sector.
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Value Securities Risk.
Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. Class 2 share performance is shown in the bar chart because Class 2 shares have at least ten calendar years of performance and Class 2 shares are the most common share class offered to qualifying participants. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 19.48% Worst 1st Quarter 2020 -28.78%
Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - Columbia Variable Portfolio - Select Large Cap Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	May 03, 2010	7.08%	11.57%	11.43%
Class 2	May 03, 2010	6.81%	11.29%	11.15%
Class 3	Feb. 04, 2004	6.95%	11.43%	11.30%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		2.80%	9.74%	10.50%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		18.40%	15.22%	13.88%